Share Based Payments - Summary of Weighted Average Exercise Prices And Contractual Life of The Share Options (Detail)	12 Months Ended
Dec. 31, 2020 $ / shares
Restricted Share Plan [Member]
Statement Of Share Based Payment Arrangements [Line Items]
Weighted average fair value at grant date	$ 2.62
Share price of Preferred A shares based on transactions occurred at the same time of the issues of the scheme	3.41
Exercise price	$ 0
Contractual life of the options	0 years
Share Option Plan [Member]
Statement Of Share Based Payment Arrangements [Line Items]
Weighted average fair value at grant date	$ 1.93
Share price of Preferred A shares based on transactions occurred at the same time of the issues of the scheme	3.41
Exercise price	$ 3.41
Contractual life of the options	10 years